INVENTORIES - Schedule of changes in the adjustment to net realisable value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories [Line Items]
Balance at January 1	$ 42,326
Balance at December 31	56,760	$ 42,326
Adjustment for Net Realisable Value
Inventories [Line Items]
Balance at January 1	(1,971)	(2,448)
Addition to impairment	(3,878)	(164)
Release of impairment	0	312
Usage of impairment	1,673	195
Currency translation	(100)	134
Balance at December 31	$ (4,276)	$ (1,971)